UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff         Milwaukee, Wisconsin    August 1, 2001
-----------------         --------------------    --------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:      $237,795
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.







                                 RONALD SADOFF'S MAJOR TRENDS
                                           FORM 13F
                                         June 30, 2001

                                                                                  Voting Authority
                             Title
                               of             Value  Shares/  Sh/ Put/ Invst  Otr
Name of Issuer               class   CUSIP   (x$1000)Prn Amt  Prn Call Dsctn Mgrs   Sole  Shr None
--------------               -----   ------  ------- -------  --- ---- ----- ----  -----  --- ----
AMERICAN EXPRESS CO.          COM  025816109  13,035  335,953 SH         Sole       335,953
AMERICAN INTL GROUP           COM  026874107   8,575  100,870 SH         Sole       100,870
AMGEN                         COM  031162100   3,461   57,038 SH         Sole        57,038
APPLE COMPUTER                COM  037833100     709   30,480 SH         Sole        30,480
BAXTER INTERNATIONAL INC.     COM  071813109  11,632  230,340 SH         Sole       230,340
BEAR STEARNS COS INC.         COM  073902108     369    6,253 SH         Sole         6,253
BELLSOUTH CORP.               COM  079860102     215    5,336 SH         Sole         5,336
BIOGEN                        COM  090597105   3,066   56,400 SH         Sole        56,400
BIOMET INC.                   COM  090613100     601   12,500 SH         Sole        12,500
CITIGROUP                     COM  172967101  15,631  295,821 SH         Sole       295,821
DIME BANCORP INC.             COM  25429Q102     991   26,600 SH         Sole        26,600
DOW JONES                     COM  260561105   4,201   70,358 SH         Sole        70,358
EXXON CORP.                   COM  30231G102     487    5,576 SH         Sole         5,576
FANNIE MAE                    COM  313586109  17,497  205,775 SH         Sole       205,775
FREDDIE MAC                   COM  313400301  18,550  272,600 SH         Sole       272,600
GANNETT INC.                  COM  364730101  11,595  175,950 SH         Sole       175,950
GENENTECH                     COM  368710406   4,641   84,220 SH         Sole        84,220
GENERAL MILLS                 COM  370334104   9,658  220,602 SH         Sole       220,602
GENERAL MTRS CORP.            COM  370442105   3,415   53,070 SH         Sole        53,070
GENZYME                       COM  372917104   1,229   20,150 SH         Sole        20,150
GOLDMAN SACHS                 COM  38141G104   2,477   28,875 SH         Sole        28,875
H&R BLOCK                     COM  093671105     642    9,950 SH         Sole         9,950
HERSHEY FOODS CORP.           COM  427866108     907   14,700 SH         Sole        14,700
INTERNATIONAL BUS MACH        COM  459200101   6,685   59,156 SH         Sole        59,156
INTERNATIONAL GAME TEC        COM  459902102   2,253   35,900 SH         Sole        35,900
KNIGHT RIDDER INC.            COM  499040103   2,476   41,755 SH         Sole        41,755
KROGER                        COM  501044101     443   17,700 SH         Sole        17,700
LEHMAN BROTHERS               COM  524908100   4,269   55,275 SH         Sole        55,275
MANITOWOC INC.                COM  563571108     325   11,000 SH         Sole        11,000
MARSH & MCLENNAN              COM  571748102   7,138   70,675 SH         Sole        70,675
MCCORMICK & CO.               COM  579780206   6,427  152,950 SH         Sole       152,950
MEDIA GENERAL                 COM  584404107     568   12,345 SH         Sole        12,345
MEDIMMUNE                     COM  584699102     326    6,900 SH         Sole         6,900
MELLON FINANCIAL CORP.        COM  58551A108   7,261  162,050 SH         Sole       162,050
MERRILL LYNCH & CO. INC.      COM  590188108   7,738  130,600 SH         Sole       130,600
MORGAN STANLEY                COM  617446448   7,476  116,400 SH         Sole       116,400
NAVISTAR                      COM  6.39E+112     364   12,950 SH         Sole        12,950
NEW YORK TIMES CO. CL A       COM  650111107   9,711  231,206 SH         Sole       231,206
PERKINELMER INC.              COM  714046109     636   23,100 SH         Sole        23,100
PNC FINANCIAL SERVICES        COM  693475105   7,135  108,450 SH         Sole       108,450
RAYMOND JAMES FINANCIAL INC.  COM  754730109     265    8,650 SH         Sole         8,650
SAFEWAY INC. NEW              COM  786514208   2,923   60,898 SH         Sole        60,898
SBC COMMUN INC.               COM  78387G103     213    5,328 SH         Sole         5,328
SCHWAB CHARLES CP NEW         COM  808513105     910   57,805 SH         Sole        57,805
SMUCKERS                      COM  832696306     364   14,000 SH         Sole        14,000
SOUTHWEST AIRLS CO.           COM  844741108   2,107  113,946 SH         Sole       113,946
ST JUDE MEDICAL INC.          COM  790849103   3,969   66,150 SH         Sole        66,150
TEKTRONIX INC.                COM  879131100   2,127   78,350 SH         Sole        78,350
TOOTSIE ROLL INDS             COM  890516107   2,501   64,885 SH         Sole        64,885
TRIBUNE CO. NEW               COM  896047107   4,488  112,177 SH         Sole       112,177
VERIZON COMMUNICATIONS        COM  92343V104     397    7,426 SH         Sole         7,426
WASHINGTON POST               COM  939640108   9,252   16,118 SH         Sole        16,118
WHITE MOUNTAINS INS GRP       COM  G9618E107   2,542    6,755 SH         Sole         6,755
WMS INDUSTRIES INC.           COM  929297109     922   28,650 SH         Sole        28,650

REPORT SUMMARY                 54            237,795
